Property, Plant and Equipment - Summary of reconciliation of the carrying amounts of property, plant and equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 408,821	¥ 399,590
Impact of changes in accounting policies	175,699
Acquisitions	98,425	62,688
Acquisitions through business combinations		2,181
Reclassifications	18,884	22,836
Depreciation	(123,350)	(64,405)
Impairment losses	(3,301)	(7,702)
Reversal of impairment loss	150
Disposals	(10,904)	(6,511)
Transfer to assets held for sale	(3,935)
Foreign currency translation adjustments	(2,412)	144
Ending balance	558,077	408,821
Previously reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	408,821
Ending balance		408,821
Restatement adjustment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	584,520
Ending balance		584,520
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,331,623	1,318,173
Ending balance	1,522,624	1,331,623
Accumulated depreciation and accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	922,802	918,583
Ending balance	964,547	922,802
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		181,508
Impact of changes in accounting policies	(772)
Acquisitions	3,338	6,148
Acquisitions through business combinations		846
Reclassifications	25,191	8,646
Depreciation	(15,439)	(14,445)
Impairment losses	(918)	(3,953)
Disposals	(629)	(1,205)
Transfer to assets held for sale	(425)
Foreign currency translation adjustments	(270)	65
Ending balance	187,686
Buildings and structures [member] | Previously reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	177,610
Ending balance		177,610
Buildings and structures [member] | Restatement adjustment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	176,838
Ending balance		176,838
Buildings and structures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	550,115	545,067
Ending balance	558,814	550,115
Buildings and structures [member] | Accumulated depreciation and accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	372,505	363,559
Ending balance	371,128	372,505
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		46,319
Impact of changes in accounting policies	(126)
Acquisitions	3,239	2,625
Acquisitions through business combinations		123
Reclassifications	10,058	10,438
Depreciation	(12,228)	(12,592)
Impairment losses	(23)	(256)
Disposals	(553)	(862)
Transfer to assets held for sale	(1,072)
Foreign currency translation adjustments	(342)	(31)
Ending balance	44,717
Machinery and equipment [member] | Previously reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,764
Ending balance		45,764
Machinery and equipment [member] | Restatement adjustment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,638
Ending balance		45,638
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	249,618	258,411
Ending balance	241,499	249,618
Machinery and equipment [member] | Accumulated depreciation and accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	203,854	212,092
Ending balance	196,782	203,854
Tools, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		83,038
Impact of changes in accounting policies	(3,221)
Acquisitions	8,145	6,475
Acquisitions through business combinations		1,174
Reclassifications	38,642	38,618
Depreciation	(41,766)	(37,368)
Impairment losses	(687)	(1,856)
Disposals	(1,301)	(763)
Transfer to assets held for sale	(513)
Foreign currency translation adjustments	(516)	26
Ending balance	88,127
Tools, furniture and fixtures [member] | Previously reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	89,344
Ending balance		89,344
Tools, furniture and fixtures [member] | Restatement adjustment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	86,123
Ending balance		86,123
Tools, furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	427,384	419,497
Ending balance	420,597	427,384
Tools, furniture and fixtures [member] | Accumulated depreciation and accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	338,040	336,459
Ending balance	332,470	338,040
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		68,794
Acquisitions	175	392
Acquisitions through business combinations		38
Reclassifications	(923)	(32)
Impairment losses	(982)	(1,509)
Reversal of impairment loss	150
Disposals	(273)	(764)
Transfer to assets held for sale	(725)
Foreign currency translation adjustments	(28)	51
Ending balance	64,364
Land [member] | Previously reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,970
Ending balance		66,970
Land [member] | Restatement adjustment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,970
Ending balance		66,970
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	75,373	75,255
Ending balance	72,768	75,373
Land [member] | Accumulated depreciation and accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,403	6,461
Ending balance	8,404	8,403
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,931
Acquisitions	52,528	47,048
Reclassifications	(54,084)	(34,834)
Impairment losses	(132)	(128)
Disposals	(4,738)	(2,917)
Transfer to assets held for sale	(111)
Foreign currency translation adjustments	(95)	33
Ending balance	22,501
Construction in progress [member] | Previously reported [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,133
Ending balance		29,133
Construction in progress [member] | Restatement adjustment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,133
Ending balance		29,133
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,133	19,943
Ending balance	22,608	29,133
Construction in progress [member] | Accumulated depreciation and accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12
Ending balance	107
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of changes in accounting policies	179,818
Acquisitions	31,000
Depreciation	(53,917)
Impairment losses	(559)
Disposals	(3,410)
Transfer to assets held for sale	(1,089)
Foreign currency translation adjustments	(1,161)
Ending balance	150,682
Right-of-use assets [member] | Restatement adjustment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	179,818
Ending balance		¥ 179,818
Right-of-use assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	206,338
Right-of-use assets [member] | Accumulated depreciation and accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	¥ 55,656